FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Other Financial Income (Expenses)
Financial income (expenses):

	Year ended December 31,
	2017	2016	2015

Interest	$(3,143)	$(3,170)	$(2,640)
Re-measurement of derivatives	616	22	578
Foreign currency translation adjustments	(565)	(218)	255
Other	323	-	-

	$(2,769)	$(3,366)	$(1,807)